SCHEDULE OF BENEFIT OBLIGATIONS CHANGE IN ASSUMPTION (Details) $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
Retirement Benefits [Abstract]
100 basis point decrease in discount rate	$ 2,225
100 basis point increase in discount rate	$ (1,987)